Financial risk management (Schedule of detailed information about foreign exchange risk) (Details)	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 33,227		$ 171,397
Long-term loan	$ 60,000	$ 43,796	$ 60,000	$ 48,243
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	15,715		55,950
Other receivables	13,832		7,422
Trade payables and other liabilities	393,978		425,549
Convertible debentures	2,810,362		1,093,684
Debenture payable	51,500		51,500
Derivative liabilities	601,696		693,143
Long-term loan	$ 60,000		$ 60,000